EARNINGS PER SHARE AND DISTRIBUTIONS	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE AND DISTRIBUTIONS
EARNINGS PER SHARE AND DISTRIBUTIONS

Fortress's potentially dilutive equity instruments fall primarily into two general categories: (i) instruments that Fortress has issued as part of its compensation plan, and (ii) ownership interests in Fortress's subsidiary, Fortress Operating Group, that are owned by the Principals (and a former senior employee) and are convertible into Class A shares. Based on the rules for calculating earnings per share, there are two general ways to measure dilution for a given instrument: (a) calculate the net number of shares that would be issued assuming any related proceeds are used to buy back outstanding shares (the treasury stock method), or (b) assume the gross number of shares are issued and calculate any related effects on net income available for shareholders (the if-converted and two-class methods). Fortress has applied these methods as prescribed by GAAP to each of its outstanding equity instruments as shown below.

Substantially all of Fortress's business is conducted at the Fortress Operating Group (“FOG”) level and FOG’s net income (loss) is allocated pro rata between the Fortress Operating Group units held by the Registrant, on the one hand, and the Principals and a former senior employee, on the other hand. The FOG income allocated to the Principals and a former senior employee is not subject to corporate income tax. A substantial portion of the Registrant’s income is allocated to FIG Corp. and is subject to U.S federal and state income taxation (taxed at prevailing rates), while the remainder of the Registrant’s portion of FOG income is allocated directly to its shareholders and is not subject to a corporate level of taxation.

The primary difference between basic and diluted earnings per share (“EPS”), if any, is income tax related. If the Principals and a former senior employee converted all of their Fortress Operating Group units into Class A shares, their portion of FOG’s income would become subject to corporate level taxation. Certain permanent differences in the Registrant’s tax calculation are not based on FIG Corp.’s ownership percentage of FOG. Thus, the effective tax rate changes when more income or loss is allocated to FIG Corp. This change in the effective tax rate results in incremental per share income or loss in the diluted EPS calculation, depending on whether the Registrant has income tax expense or benefit for the period. The comparison of the Registrant’s effective tax rate and the if-converted tax rate determines the dilutive or anti-dilutive impact of the Fortress Operating Group units held by the Principals and a former senior employee.

The computations of basic and diluted net income (loss) per Class A share are set forth below:

	Year Ended December 31, 2014
	Basic	Diluted
Weighted average shares outstanding
Class A shares outstanding	207,907,352	207,907,352
Fully vested restricted Class A share units with dividend equivalent rights	1,379,649	1,379,649
Fully vested restricted Class A shares	1,016,240	1,016,240
Fortress Operating Group units exchangeable into Class A shares (1)	—	231,162,793
Class A restricted shares and Class A restricted share units granted to employees and directors (eligible for dividend and dividend equivalent payments) (2)	—	4,670,736
Class A restricted share units granted to employees (not eligible for dividend and dividend equivalent payments) (3)	—	9,017,366
Total weighted average shares outstanding	210,303,241	455,154,136
Basic and diluted net income (loss) per Class A share
Net income (loss) attributable to Class A shareholders	$100,966	$100,966
Dilution in earnings due to RPUs treated as a participating security of Fortress Operating Group and fully vested restricted Class A share units with dividend equivalent rights treated as outstanding Fortress Operating Group units (4)	—	—
Dividend equivalents declared on, and undistributed earnings allocated to, non-vested restricted Class A shares and restricted Class A share units (2)	(1,296)	(1,296)
Add back Principals’ and others’ interests in income of Fortress Operating Group, net of assumed income taxes at enacted rates, attributable to Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares (1)	—	97,751
Net income (loss) available to Class A shareholders	$99,670	$197,421
Weighted average shares outstanding	210,303,241	455,154,136
Basic and diluted net income (loss) per Class A share	$0.47	$0.43

	Year Ended December 31, 2013
	Basic	Diluted
Weighted average shares outstanding
Class A shares outstanding	233,117,423	233,117,423
Fully vested restricted Class A share units with dividend equivalent rights	2,207,612	2,207,612
Fully vested restricted Class A shares	921,261	921,261
Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares (1)	—	251,969,075
Class A restricted shares and Class A restricted share units granted to employees and directors (eligible for dividend and dividend equivalent payments) (2)	—	2,318,202
Class A restricted share units granted to employees (not eligible for dividend and dividend equivalent payments) (3)	—	10,097,850
Total weighted average shares outstanding	236,246,296	500,631,423
Basic and diluted net income (loss) per Class A share
Net income (loss) attributable to Class A shareholders	$200,447	$200,447
Dilution in earnings due to RPUs treated as a participating security of Fortress Operating Group and fully vested restricted Class A share units with dividend equivalent rights treated as outstanding Fortress Operating Group units (4)	—	—
Dividend equivalents declared on, and undistributed earnings allocated to, non-vested restricted Class A shares and restricted Class A share units (2)	(3,365)	(3,365)
Add back Principals' and others' interests in income of Fortress Operating Group, net of assumed income taxes at enacted rates, attributable to Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares (1)	—	196,272
Net income (loss) available to Class A shareholders	$197,082	$393,354
Weighted average shares outstanding	236,246,296	500,631,423
Basic and diluted net income (loss) per Class A share	$0.83	$0.79

	Year Ended December 31, 2012
	Basic	Diluted
Weighted average shares outstanding
Class A shares outstanding	210,467,733	210,467,733
Fully vested restricted Class A share units with dividend equivalent rights	3,194,380	3,194,380
Fully vested restricted Class A shares	737,309	737,309
Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares (1)	—	302,044,370
Class A restricted shares and Class A restricted share units granted to employees and directors (eligible for dividend and dividend equivalent payments) (2)	—	1,697,705
Class A restricted share units granted to employees (not eligible for dividend and dividend equivalent payments) (3)	—	6,758,635
Total weighted average shares outstanding	214,399,422	524,900,132
Basic and diluted net income (loss) per Class A share
Net income (loss) attributable to Class A shareholders	$78,284	$78,284
Dilution in earnings due to RPUs treated as a participating security of Fortress Operating Group and fully vested restricted Class A share units with dividend equivalent rights treated as outstanding Fortress Operating Group units (4)	(14,240)	(14,240)
Dividend equivalents declared on, and undistributed earnings allocated to, non-vested restricted Class A shares and restricted Class A share units (2)	(1,063)	(1,063)
Add back Principals’ and others’ interests in loss of Fortress Operating Group, net of assumed income taxes at enacted rates, attributable to Fortress Operating Group units and fully vested RPUs exchangeable into Class A shares (1)	—	79,687
Net income (loss) available to Class A shareholders	$62,981	$142,668
Weighted average shares outstanding	214,399,422	524,900,132
Basic and diluted net income (loss) per Class A share	$0.29	$0.27

(1)
The Fortress Operating Group units and fully vested RPUs not held by Fortress (that is, those held by the Principals and a former senior employee) are exchangeable into Class A shares on a one-to-one basis (fully vested RPUs would first have to be exchanged for Fortress Operating Group units and Class B shares). These units and fully vested RPUs are not included in the computation of basic earnings per share. These units and fully vested RPUs enter into the computation of diluted net income (loss) per Class A share when the effect is dilutive using the if-converted method, which includes the income tax effects of nondiscretionary adjustments to the net income (loss) attributable to Class A shareholders from assumed conversion of these units and fully vested RPUs. To the extent charges, particularly tax related charges, are incurred by the Registrant (i.e. not at the Fortress Operating Group level), the effect may be anti-dilutive. The final vesting of the RPUs occurred on January 1, 2013.

(2)
Restricted Class A shares granted to directors and certain restricted Class A share units granted to employees are eligible to receive dividend or dividend equivalent payments when dividends are declared and paid on Fortress’s Class A shares and therefore participate fully in the results of Fortress’s operations from the date they are granted. They are included in the computation of both basic and diluted earnings per Class A share using the two-class method for participating securities, except during periods of net losses.

(3)
Certain restricted Class A share units granted to employees are not entitled to dividend or dividend equivalent payments until they are vested and are therefore non-participating securities. These units are not included in the computation of basic earnings per share. They are included in the computation of diluted earnings per share when the effect is dilutive using the treasury stock method. The effect of the units on the calculation is generally anti-dilutive during periods of net losses. The weighted average restricted Class A share units which are not entitled to receive dividend or dividend equivalent payments outstanding were:

Period	Share Units
Year Ended December 31, 2014	13,310,978

Year Ended December 31, 2013	15,321,401

Year Ended December 31, 2012	18,419,024

(4)
Fortress Operating Group RPUs are eligible to receive partnership distribution equivalent payments when distributions are declared and paid on Fortress Operating Group units. The RPUs represent a participating security of Fortress Operating Group and the resulting dilution in Fortress Operating Group earnings available to Fortress is reflected in the computation of both basic and diluted earnings per Class A share using the method prescribed for securities issued by a subsidiary. For purposes of the computation of basic and diluted earnings per Class A share, the fully vested restricted Class A share units with dividend equivalent rights are treated as outstanding Class A shares of Fortress and as outstanding partnership units of Fortress Operating Group.

The Class B shares have no net income (loss) per share as they do not participate in Fortress’s earnings (losses) or distributions.  The Class B shares have no dividend or liquidation rights. Each Class B share, along with one Fortress Operating Group unit, can be exchanged for one Class A share, subject to certain limitations. The Class B shares have voting rights on a pari passu basis with the Class A shares.

The Principals and a former senior employee exchanged an aggregate of 10,333,334, and 17,467,232, Fortress Operating Group units and Class B shares for an equal number of Class A shares in 2013 and 2012, respectively.

In 2012, Fortress paid $7.8 million of statutory withholding tax on behalf of employees and, therefore, issued only 3.7 million Class A shares in satisfaction of 5.6 million RSUs. In 2014, Fortress paid $3.6 million of statutory withholding tax on behalf of employees and, therefore, issued only 0.5 million Class A shares in satisfaction of 1.1 million RSUs. These payments are treated as a financing activity on the statements of cash flows since it had the same accounting effect as if Class A shares were repurchased.

On December 21, 2012, one of the Principals retired and Fortress agreed to purchase all of his 2,082,684 Class A shares and his 49,189,480 Fortress Operating Group units at $3.50 per share, or an aggregate of $179.5 million. In connection with this purchase, Fortress paid $30.0 million of cash and issued a $149.5 million promissory note to the former Principal (Note 5). The 2,082,684 Class A shares were held as treasury shares within Fortress Operating Group and were issued to employees in 2013 in connection with vested RSUs.

Fortress’s dividend paying shares and units were as follows:

	Weighted Average
	Year Ended December 31,			As of December 31,
	2014	2013	2012	2014	2013
Class A shares (public shareholders)	207,907,352	233,117,423	210,467,733	207,490,023	239,786,176
Restricted Class A shares (directors)	1,016,240	921,261	749,007	1,045,134	955,744
Restricted Class A share units (employees) (A)	1,379,649	2,207,612	3,194,380	194,287	6,704
Restricted Class A share units (employees) (B)	7,017,047	4,883,186	6,609,155	7,002,003	5,232,536
Fortress Operating Group units (Principals and a former senior employee)	231,162,793	249,534,372	299,559,853	226,331,513	249,534,372
Fortress Operating Group RPUs (a former senior employee)	—	2,434,703	12,817,851	—	—
Total	448,483,081	493,098,557	533,397,979	442,062,960	495,515,532

(A)	Represents fully vested restricted Class A share units which are entitled to dividend equivalent payments.

(B)	Represents unvested restricted Class A share units which are entitled to dividend equivalent payments.

On February 13, 2014, Fortress entered into a purchase agreement with Nomura Investment Managers U.S.A. ("Nomura") to acquire 60,568,275 Class A shares for $363.4 million. All of the purchased Class A shares (and underlying Fortress Operating Group units) were canceled and ceased to be outstanding. As part of the purchase agreement, Fortress agreed for each year, until the third anniversary of the date of the agreement, to engage Nomura and its affiliates to provide certain financial advisory and financing services and/or pay Nomura certain annual sums in lieu thereof equal to the difference, if any, between (i) $12.0 million minus (ii) all fees earned or received by Nomura for the services provided to Fortress and its affiliates during each year.

In connection with the agreement to engage Nomura and its affiliates as described above, Fortress recorded an estimated liability (included in Other liabilities on the consolidated balance sheets) of approximately $30.0 million, which has been recorded as a reduction to equity as part of the repurchase of Class A shares.

In March 2014, Fortress issued and sold 23,202,859 Class A shares for approximately $186.6 million. Fortress used all of the proceeds from the sale of the Class A shares to purchase from the Principals an equivalent number of outstanding Fortress Operating Group units and an equal number of Class B shares.

During 2013, two of the Principals contributed a combined total of 1,859,283 Class A shares to charitable organizations.
Dividends and distributions during the years ended December 31, 2014 are summarized as follows:

		Declared in Current Year
	Declared in Prior Year, Paid Current Year	Declared and Paid	Declared but not yet Paid	Total
2014:
Dividends on Class A shares	$—	$101,864	$—	$101,864
Dividend equivalents on restricted Class A share units	—	3,996	—	3,996
Distributions to Fortress Operating Group unit holders (Principals and a former senior employee) (B)	5,160	136,748	—	136,748
Total distributions	$5,160	$242,608	$—	$242,608

2013:
Dividends on Class A shares	$—	$56,274	$—	$56,274
Dividend equivalents on restricted Class A share units	—	1,652	—	1,652
Distributions to Fortress Operating Group unit holders (Principals and a former senior employee) (B)	30,725	72,295	5,160	77,455
Distributions to Fortress Operating Group RPU holders (Note 8) (B)	1,272	401	—	401
Total distributions	$31,997	$130,622	$5,160	$135,782

2012:
Dividends on Class A shares	$—	$42,378	$—	$42,378
Dividend equivalents on restricted Class A share units (A)	—	1,795	—	1,795
Distributions to Fortress Operating Group unit holders (Principals and a former senior employee) (B)	27,561	15,895	30,725	46,620
Distributions to Fortress Operating Group RPU holders (Note 8) (B)	1,862	540	1,272	1,812
Total distributions	$29,423	$60,608	$31,997	$92,605

(A)
A portion of these dividend equivalents, if any, related to RSUs expected to be forfeited, is included as compensation expense in the consolidated statement of operations and is therefore considered an operating cash flow.

(B)	Fortress Operating Group made tax-related distributions to the FOG unit holders (the Principals and a former senior employee) and the RPU holder (a former senior employee).

The dividends related to each of the first three quarters of 2014 and the fourth quarter of 2013, were $0.08 per share. In addition to the base quarterly dividend at $0.08 per Class a share, a special cash dividend of $0.18 per Class A share was declared for the second quarter of 2014. The dividends related to the fourth quarter of 2014, declared on February 26, 2015, were $0.08 per Class A share and a special dividend of $0.30 per share was declared resulting in total dividends of $0.38 per share for the fourth quarter of 2014. This dividend will be paid on March 17, 2015 to holders of record of Class A shares on March 12, 2015. The aggregate amount of this dividend payment, including dividend equivalent payments paid to holders of restricted Class A share units, is approximately $86.4 million. The dividends related to each of the first three quarters of 2013 and the fourth quarter of 2012 were $0.06 per share.